Segment Information	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Information
Note 7 — Segment Information
Revenue by business segment is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Sell-side advertising	$35,660	$122,434
Buy-side advertising	26,628	34,676
Total revenues	$62,288	$157,110
Operating loss by business segment reconciled to loss before income taxes is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Sell-side advertising	$(579)	$4,874
Buy-side advertising	4,001	7,792
Corporate office expenses	(16,655)	(14,851)
Total operating loss	(13,233)	(2,185)
Corporate other expense	(542)	(4,091)
Loss before income taxes	$(13,775)	$(6,276)
Total assets by business segment are as follows (in thousands):

	December 31,
	2024	2023
Sell-side advertising	$3,755	$34,354
Buy-side advertising	18,664	22,539
Corporate office	3,587	12,042
Total assets	$26,006	$68,935
Note 7 — Segment Information
Revenue by business segment is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Sell-side advertising	$641	$2,202	$5,153	$33,001
Buy-side advertising	7,343	6,873	21,133	20,204
Total revenues	$7,984	$9,075	$26,286	$53,205
Operating (loss) income by business segment reconciled to (loss) income before income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Sell-side advertising (1)	$(1,105)	$(873)	$(2,800)	$536
Buy-side advertising (2)	1,066	1,349	3,773	3,490
(Loss) income from reportable segment operations	(39)	476	973	4,026
Corporate office expenses	(4,961)	(247)	(16,109)	(11,232)
(Loss) income before income taxes	$(5,000)	$229	$(15,136)	$(7,206)
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(1)For the three months ended September 30, 2025, sell-side segment contained less than $0.1 million in depreciation and amortization of property, equipment and software, $0 in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net. For the three months ended September 30, 2024, sell-side segment contained less than $0.1 million in depreciation and amortization of property, equipment and software, $0 in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net. For the nine months ended September 30, 2025, sell-side segment contained $0.1 million in depreciation and amortization of property, equipment and software, $0 in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net. For the nine months ended September 30, 2024, sell-side segment contained $0.1 million in depreciation and amortization of property, equipment and software, $0 in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net.
(2)For the three months ended September 30, 2025, buy-side segment contained less than $0.1 million in depreciation and amortization of property, equipment and software, $0.5 million in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net. For the three months ended September 30, 2024, buy-side segment contained less than $0.1 million in depreciation and amortization of property, equipment and software, $0.5 million in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net. For the nine months ended September 30, 2025, buy-side segment contained less than $0.1 million in depreciation and amortization of property, equipment and software, $1.5 million in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net. For the nine months ended September 30, 2024, buy-side segment contained $0.1 million in depreciation and amortization of property, equipment and software, $1.5 million in amortization of intangible assets and $0 in amortization of deferred financing cost and debt discount (premium), net.
Total assets by business segment are as follows (in thousands):

	September 30, 2025	December 31, 2024
Sell-side advertising	$2,454	$3,755
Buy-side advertising	17,195	18,664
Assets from reportable segment operations	19,649	22,419
Corporate office	2,886	3,587
Total assets	$22,535	$26,006